Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill Disclosure [Text Block]

	Teekay LNG – Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Balance as of December 31, 2018	35,631	8,059	43,690
Decrease due to reclass of goodwill held for sale	—	(5,632)	(5,632)
Balance as of December 31, 2019	35,631	2,427	38,058

Summary of Intangible Assets
As at December 31, 2019, the Company’s intangible assets consisted of:

	Gross Carrying Amount $	Accumulated Amortization $	Net Carrying Amount $
Customer contracts	192,938	(149,558)	43,380
Customer relationships	3,208	(663)	2,545
	196,146	(150,221)	45,925

As at December 31, 2018, the Company’s intangible assets consisted of:

	Gross Carrying Amount $	Accumulated Amortization $	Net Carrying Amount $
Customer contracts	193,194	(140,756)	52,438
Customer relationships	22,500	(10,875)	11,625
Off-market in-charter contracts (1)	17,900	(4,190)	13,710
	233,594	(155,821)	77,773

(1)
Represents the off-market in-charter contracts between the Company and Altera for two FSO units. On January 1, 2019, upon the adoption of ASU 2016-02, the existing carrying value of the Company's chartered-in vessels was reclassified from other intangible assets to a right-of-use asset.